Related Party Transactions - Additional information (Details) - R&D Collaboration - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Related Party Transactions
Collaboration agreements led to financial impact	€ 41,000	€ 182,000
Cochlear Limited
Related Party Transactions
Collaboration agreements led to financial impact	€ 41,000	€ 182,000